MATERIALS AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2017
MATERIALS AND SUPPLIES [abstract]
Schedule of materials and supplies
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Raw materials	184,520	185,639
Reusable rail-line track materials	79,311	76,017
Accessories	67,236	67,493
Retailing consumables	1,540	1,578
	332,607	330,727